Restructuring charges/other (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of restructuring charges/other
Restructuring charges/other is comprised of the following components:

	For Years Ended December 31,
	2012	2011	2010
Restructuring charges by action:
Restructuring charges	$261	$—	$—
Goodwill impairment	90	—	—
2012 Wireless action	351	—	—
2011 action	49	112	—
2008/2009 actions	—	—	33

Other:
Gain on transfer of Japan substitutional pension	(144)	—	—
Gain on divested product line	—	—	(144)
Other	8	—	—
Restructuring charges/other	$264	$112	$(111)

Restructuring charges recognized by segment	Restructuring charges/other recognized by segment are as follows:

	For Years Ended December 31,
	2012	2011	2010
Analog	$—	$—	$13
Embedded Processing	—	—	8
Other	264	112	(132)
Total	$264	$112	$(111)

Changes in accrued restructuring balances
The table below reflects the changes in accrued restructuring balances associated with these actions:

	2012 Action		2011 Action		2008/2009 Actions
	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2009	$—	$—	$—	$—	$84	$10	$94
Restructuring charges	—	—	—	—	33	—	33
Non-cash items (a)	—	—	—	—	(33)	—	(33)
Payments	—	—	—	—	(62)	(2)	(64)
Remaining accrual at December 31, 2010	—	—	—	—	22	8	30

Restructuring charges	—	—	107	5	—	—	112
Non-cash items (a)	—	—	(11)	(5)	—	—	(16)
Payments	—	—	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	—	—	96	—	13	7	116

Restructuring charges	245	106	6	43	—	—	400
Non-cash items (a)	—	(106)	3	(18)	—	—	(121)
Payments	(4)	—	(11)	(22)	(8)	(1)	(46)
Remaining accrual at December 31, 2012	$241	$—	$94	$3	$5	$6	$349

(a) Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.